UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund:  BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate

High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Capital Markets — 0.0%
Uranium Participation Corp. (a)		65,107	$181,221
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)		168,580	1,581,280
Consumer Finance — 0.0%
Ally Financial, Inc.		2	37
Diversified Financial Services — 0.2%
Concrete Investments II S.C.A. (b)		4,997	—
Kcad Holdings I Ltd. (a)(b)		2,223,465,984	3,046,148

			3,046,148
Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (a)		137,799	892,937
Energy Equipment & Services— 0.1%
Laricina Energy Ltd. (a)(b)(c)		211,764	2
Osum Oil Sands Corp. (a)(b)(c)		400,000	840,952

			840,954
Media — 0.0%
Emmis Communications Corp., Class A (a)		7,210	23,505
Metals & Mining — 0.1%
Peninsula Energy Ltd. (a)		2,051,920	541,261
Teck Resources Ltd., Class B		35,860	640,460

			1,181,721
Oil, Gas & Consumable Fuels — 0.5%
Gener8 Maritime Corp.		965,338	5,116,292
Halcon Resources Corp. (a)		350,000	2,128,000

			7,244,292
Real Estate Management & Development — 0.0%
Aroundtown Property Holdings PLC		88,854	460,143
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	8,067
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		59,550	4,014,861
Total Common Stocks - 1.3%			19,475,166

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 4.0%
Accunia European CLO I BV, Series 1X, Class E, 7.00%, 7/15/29 (d)	EUR	1,400	1,590,501

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Allegro CLO II Ltd., Series 2014-1A, Class CR, 5.01%, 1/21/27 (b)(d)(e)	USD	1,000	$1,000,100
ALM Loan Funding (d)(e):
Series 2013-7R2A, Class BR, 3.91%, 10/15/27		500	503,977
Series 2013-8A, Class CR, 5.11%, 10/15/28		1,400	1,407,879
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.86%, 10/15/28 (d)(e)		500	505,539
ALM XII Ltd., Series 2015-12A (d)(e):
Class C1, 4.91%, 4/16/27		1,500	1,502,709
Class D, 6.66%, 4/16/27		250	249,066
ALM XIV Ltd., Series 2014-14A, Class C, 4.62%, 7/28/26 (d)(e)		500	500,549
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.20%, 5/26/28 (d)(e)		500	508,322
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 3.96%, 10/15/28 (d)(e)		413	415,754
AMMC CLO IX Ltd., Series 2011-9A (d)(e):
Class DR, 6.81%, 1/15/22		1,000	1,001,092
Class ER, 8.81%, 1/15/22		1,000	1,001,967
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class C, 4.67%, 4/28/26 (d)(e)		500	499,898
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 5.37%, 7/28/28 (d)(e)		1,000	1,007,886
Anchorage Capital CLO Ltd. (d)(e):
Series 2012-1A, Class DR, 8.41%, 1/13/27		600	605,445
Series 2014-4A, Class CR, 4.57%, 7/28/26 (b)		1,000	1,000,000
Apidos CLO XIX, Series 2014-19A, Class CR, 3.36%, 10/17/26 (d)(e)		500	500,781
Apidos CLO XVIII, Series 2014-18A, Class CR, 4.40%, 7/22/26 (d)(e)		550	550,280
Apidos CLO XX, Series 2015-20A, Class BR, 2.96%, 1/16/27 (d)(e)		250	250,151
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.11%, 1/14/27 (d)(e)		750	758,432
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.41%, 10/17/24 (d)(e)		350	351,056
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, 4.63%, 11/15/25 (d)(e)		750	750,083

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, 5.30%, 12/05/25 (d)(e)	USD	1,000	$1,014,731
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 7/18/28 (d)(e)		1,000	1,021,637
Ares XXXVII CLO Ltd., Series 2015-4A (d)(e):
Class C, 5.41%, 10/15/26		1,000	1,004,460
Class D1, 7.96%, 10/15/26		500	502,097
Aurium CLO II DAC, Series 2X, Class E, 5.95%, 7/13/29 (d)	EUR	2,024	2,292,355
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.86%, 10/15/28 (d)(e)	USD	1,000	1,003,918
Betony CLO Ltd., Series 2015-1A, Class CR, 4.01%, 4/15/27 (d)(e)		250	250,292
BlueMountain CLO Ltd., Series 2012-2A, Class CR, 3.77%, 11/20/28 (d)(e)		500	503,052
Cairn CLO VII BV, Series 2016-7X, Class E, 6.35%, 1/31/30 (d)	EUR	900	1,018,909
Carlyle Global Market Strategies CLO Ltd. (d)(e):
Series 2012-4A, Class DR, 5.26%, 1/20/29	USD	500	506,219
Series 2013-3A, Class B, 3.81%, 7/15/25		500	500,235
Series 2014-1A, Class CR, 3.91%, 4/17/25		500	501,860
Series 2015-3A, Class D, 6.87%, 7/28/28		500	498,737
Series 2016-3A, Class D, 8.16%, 10/20/29		500	507,294
Cedar Funding Ltd., Series 2014-3A, Class D, 4.72%, 5/20/26 (d)(e)		535	530,544
CIFC Funding Ltd. (d)(e):
Series 2014-2A, Class A3LR, 3.44%, 5/24/26 (b)		500	500,015
Series 2014-3A, Class C1, 3.95%, 7/22/26		1,250	1,250,474
Series 2017-1A, Class D, 4.38%, 4/23/29		500	498,835
CIFC Funding III Ltd., Series 2015-3A, Class E, 7.21%, 10/19/27 (d)(e)		750	751,189
CIFC Funding V Ltd. (d)(e):
Series 2014-5A, Class CR, 3.86%, 1/17/27		750	753,526
Series 2015-5A, Class D, 7.46%, 10/25/27		500	497,755

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Dryden Senior Loan Fund (d)(e):
Series 2014-31A, Class DR, 4.51%, 4/18/26	USD	500	$502,766
Series 2014-36A, Class CR, 3.96%, 1/15/28 (b)		250	251,750
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR, 5.40%, 1/15/28 (b)(d)(e)		1,500	1,515,000
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.61%, 7/19/27 (d)(e)		800	804,061
LCM XV LP, Series 15A, Class CR, 3.59%, 7/20/30 (d)(e)		500	500,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, 4.41%, 7/20/26 (d)(e)		500	500,004
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, 4.62%, 1/27/26 (d)(e)		500	500,593
Mill Creek II CLO Ltd., Series 2016-1A, Class E, 8.91%, 4/20/28 (d)(e)		500	501,622
MP CLO VI Ltd., Series 2014-2A, Class DR, 4.66%, 1/15/27 (d)(e)		1,000	991,070
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class C, 4.00%, 1/23/24 (d)(e)		1,000	1,001,266
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 4.78%, 4/22/29 (d)(e)		500	499,869
Neuberger Berman CLO XVIII Ltd., Series 2014-18A (d)(e):
Class BR, 3.73%, 11/14/27		500	501,798
Class CR, 5.43%, 11/14/27		1,500	1,512,094
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.61%, 1/15/28 (d)(e)		500	500,562
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.74%, 10/17/27 (d)(e)		500	500,351
OCP CLO, Series 2014-7A, Class A1A, 2.76%, 10/20/26 (d)(e)		500	501,437
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.84%, 10/25/25 (b)(d)(e)		1,500	1,501,050
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D1R, 1.00%, 11/25/25 (e)(f)		1,000	1,000,000
Octagon Investment Partners XXII Ltd., Series 2014-1A (d)(e):
Class C1, 4.40%, 11/25/25		1,000	999,996
Class D1, 5.05%, 11/25/25		1,000	1,000,098

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Octagon Investment Partners XXVI Ltd., Series 2016-1A, Class D, 6.11%, 4/15/27 (d)(e)	USD	500	$507,388
Octagon Investment Partners XXVII Ltd., Series 2016-1A, Class E, 8.26%, 7/15/27 (d)(e)		1,000	1,016,678
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)		200	200,269
OZLM IX Ltd., Series 2014-9A Class CR, 4.71%, 1/20/27 (d)(e)		1,000	1,001,208
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.83%, 11/08/24 (d)(e)		2,000	2,001,342
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.67%, 4/15/27 (d)(e)		500	500,686
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, 3.41%, 1/21/26 (b)(d)(e)		500	500,000
Symphony CLO Ltd., Series 2016-17A, Class D, 5.96%, 4/15/28 (d)(e)		250	253,937
Symphony CLO XI Ltd., Series 2013-11A, Class B1, 3.36%, 1/17/25 (d)(e)		500	501,797
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.41%, 10/15/25 (d)(e)		1,000	1,000,228
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.66%, 6/10/25 (d)(e)		1,000	1,003,285
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 3.26%, 7/15/26 (d)(e)		500	501,133
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (b)(d)(e)		750	755,625
Voya CLO Ltd. (d)(e):
Series 2014-4A, Class C, 5.16%, 10/14/26		1,750	1,756,262
Series 2016-3A, Class C, 5.01%, 10/18/27		1,000	1,003,955
Series 2016-3A, Class D, 8.01%, 10/18/27		500	507,997
Westcott Park CLO Ltd., Series 2016-1A (d)(e):
Class D, 5.51%, 7/20/28		500	506,930
Class E, 8.36%, 7/20/28		500	510,029
Total Asset-Backed Securities - 4.0%			61,983,737

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 2.3%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)	USD	4,994	$5,056,425
Bombardier, Inc. (e):
8.75%, 12/01/21		5,699	6,340,137
6.00%, 10/15/22		2,189	2,190,379
6.13%, 1/15/23		518	519,619
7.50%, 3/15/25		3,753	3,882,403
KLX, Inc., 5.88%, 12/01/22 (e)		4,084	4,308,947
Koppers, Inc., 6.00%, 2/15/25 (e)		1,190	1,249,500
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		621	634,973
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (e)		100	110,500
TransDigm, Inc.:
5.50%, 10/15/20		1,563	1,601,575
6.00%, 7/15/22		4,352	4,509,216
6.50%, 7/15/24		4,075	4,238,000
6.50%, 5/15/25 (e)		1,169	1,209,915
6.38%, 6/15/26		341	349,525

			36,201,114
Air Freight & Logistics — 0.5%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (e)		944	901,520
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	383	453,420
6.50%, 6/15/22 (e)	USD	4,805	5,101,468
6.13%, 9/01/23 (e)		1,317	1,389,435

			7,845,843
Airlines — 1.0%
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 5/10/25 (e)		1,557	1,659,162
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,848,700
Series 2013-1, Class B, 5.38%, 5/15/21		4,412	4,599,538
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (e)		3,201	3,265,148

			15,372,548
Auto Components — 1.3%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	250	289,487
Allison Transmission, Inc., 5.00%, 10/01/24 (e)	USD	827	843,540
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	164	224,248
Faurecia, 3.63%, 6/15/23	EUR	300	356,580

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Federal-Mogul Holdings LLC, 4.88%, 4/15/24 (d)	EUR	230	$259,171
Fiat Chrysler Finance Europe, 4.75%, 7/15/22		267	329,029
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	117,473
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	471	485,422
Grupo-Antolin Irausa SA, 3.25%, 4/30/24	EUR	316	363,853
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	7,711	7,803,532
5.88%, 2/01/22		800	819,000
6.25%, 2/01/22		820	853,825
6.75%, 2/01/24		1,528	1,596,760
IHO Verwaltungs GmbH (g):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	600	697,600
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		475	560,991
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		225	268,611
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	1,280	1,307,200
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)		1,367	1,396,049
Schaeffler Finance BV, 4.75%, 5/15/23 (e)		1,440	1,503,000
ZF North America Capital, Inc., 4.75%, 4/29/25 (e)		291	306,278

			20,381,649
Banks — 1.0%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	820	984,518
Banco Espirito Santo SA (a)(h):
4.75%, 1/15/18		1,900	597,622
4.00%, 1/21/19		1,100	345,991
Banco Popolare, 2.75%, 7/27/20		800	929,190
Banco Popolare di Milano Scarl, 4.25%, 1/30/19		200	235,881
Bank of Ireland, 4.25%, 6/11/24 (d)		540	640,894
Bankia SA (d):
4.00%, 5/22/24		1,200	1,401,940
3.38%, 3/15/27		200	230,637
BPE Financiaciones SA, 2.00%, 2/03/20		200	210,969
BPER Banca, 5.13%, 5/31/27 (d)		300	340,803
CaixaBank SA, 3.50%, 2/15/27 (d)		400	470,590
CIT Group, Inc.:
5.50%, 2/15/19 (e)		2,311	2,438,105

Corporate Bonds	Par (000)		Value
Banks (continued)
CIT Group, Inc. (continued):
5.00%, 8/01/23	USD	560	$604,100
6.00%, 4/01/36		2,800	2,912,000
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	100	124,154
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		300	345,194
Intesa Sanpaolo SpA:
6.63%, 9/13/23		1,100	1,503,104
3.93%, 9/15/26		200	234,469
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (d)		200	230,576

			14,780,737
Beverages — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 5/15/23		275	329,387
Horizon Holdings I SASU, 7.25%, 8/01/23		100	121,286
Horizon Parent Holdings Sarl, (8.25% Cash), 8.25%, 2/15/22 (g)		550	662,636
OI European Group BV, 3.13%, 11/15/24		175	201,049
Silgan Holdings, Inc., 3.25%, 3/15/25		230	264,494

			1,578,852
Biotechnology — 0.0%
Senvion Holding GmbH, 3.88%, 10/25/22		301	342,527
Building Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24		400	483,085
Titan Global Finance PLC, 3.50%, 6/17/21		400	473,856

			956,941
Building Products — 1.0%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	526	541,123
5.75%, 12/15/23		982	1,040,920
BMBG Bond Finance SCA, 3.00%, 6/15/21	EUR	225	260,968
Building Materials Corp. of America (e):
5.38%, 11/15/24	USD	299	314,324
6.00%, 10/15/25		2,308	2,492,640
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)		2,715	2,837,175

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Building Products (continued)
Masonite International Corp., 5.63%, 3/15/23 (e)	USD	2,950	$3,097,500
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,249	1,305,205
Standard Industries, Inc. (e):
5.13%, 2/15/21		284	296,070
5.50%, 2/15/23		1,278	1,346,692
USG Corp. (e):
5.50%, 3/01/25		1,314	1,392,840
4.88%, 6/01/27		1,176	1,187,760

			16,113,217
Capital Markets — 0.9%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (e)		13,968	14,095,402
LPL Holdings, Inc., 5.75%, 9/15/25 (e)		323	333,498

			14,428,900
Chemicals — 3.5%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (e)		4,100	4,182,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	225	266,539
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	1,451	1,485,461
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		1,012	1,234,640
10.00%, 10/15/25		745	923,800
CF Industries, Inc.:
7.13%, 5/01/20		860	950,300
5.15%, 3/15/34		540	499,500
4.95%, 6/01/43		1,231	1,086,358
Chemours Co.:
6.63%, 5/15/23		375	400,271
7.00%, 5/15/25		1,387	1,536,103
5.38%, 5/15/27		1,431	1,488,240
Hexion, Inc., 10.38%, 2/01/22 (e)		1,360	1,377,000
Huntsman International LLC:
4.88%, 11/15/20		1,450	1,537,000
5.13%, 4/15/21	EUR	379	482,251
5.13%, 11/15/22	USD	714	769,335
Ineos Finance PLC, 4.00%, 5/01/23	EUR	548	639,450
INEOS Group Holdings SA, 5.38%, 8/01/24		200	240,397
Inovyn Finance PLC, 6.25%, 5/15/21		160	235,903
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,758	6,842,475
NOVA Chemicals Corp. (e)(f):
4.88%, 6/01/24		1,815	1,819,537

Corporate Bonds	Par (000)		Value
Chemicals (continued)
NOVA Chemicals Corp. (e)(f) (continued):
5.25%, 6/01/27	USD	4,575	$4,580,719
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		1,818	2,015,707
6.50%, 2/01/22		10,104	10,407,120
PQ Corp., 6.75%, 11/15/22 (e)		2,552	2,775,300
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	464,862
Tronox Finance LLC:
6.38%, 8/15/20	USD	1,817	1,835,170
7.50%, 3/15/22 (e)		481	499,639
Versum Materials, Inc., 5.50%, 9/30/24 (e)		834	875,700
WR Grace & Co-Conn, 5.13%, 10/01/21 (e)		1,817	1,935,105

			53,385,882
Commercial Services & Supplies — 2.0%
ADT Corp.:
3.50%, 7/15/22		2,093	2,045,907
4.13%, 6/15/23		1,781	1,767,642
4.88%, 7/15/32 (e)		3,105	2,701,350
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		1,563	1,604,029
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	428	493,398
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (e)	USD	2,772	2,834,370
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)		1,875	1,999,219
Covanta Holding Corp., 5.88%, 7/01/25		1,470	1,433,250
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (e)		1,870	1,972,850
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	136,254
KAR Auction Services, Inc., 5.13%, 6/01/25 (e)	USD	4,224	4,308,480
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	415	483,737
Mobile Mini, Inc., 5.88%, 7/01/24		2,683	2,790,320
Paprec Holding SA, 5.25%, 4/01/22		271	321,926
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (e)	USD	1,631	1,711,531
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (e)		1,289	1,334,115
Silk Bidco AS, 7.50%, 2/01/22	EUR	247	297,922
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	853	890,319

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
United Rentals North America, Inc (continued).:
5.75%, 11/15/24	USD	1,354	$1,431,869
Verisure Holding AB, 6.00%, 11/01/22	EUR	167	202,670

			30,761,158
Communications Equipment — 1.5%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)	USD	147	156,217
CommScope Technologies LLC, 5.00%, 3/15/27 (e)		2,587	2,587,000
CommScope, Inc. (e):
5.00%, 6/15/21		2,278	2,336,362
5.50%, 6/15/24		1,804	1,891,945
Nokia OYJ, 6.63%, 5/15/39		3,513	3,967,512
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		4,466	4,722,795
6.38%, 5/15/25		3,763	4,045,225
5.75%, 1/15/27 (e)		3,110	3,280,708

			22,987,764
Construction & Engineering — 0.8%
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (e)		7,401	7,734,045
Engility Corp., 8.88%, 9/01/24		1,728	1,857,600
SPIE SA, 3.13%, 3/22/24	EUR	300	350,485
Swissport Investments SA, 6.75%, 12/15/21		827	1,010,391
Tutor Perini Corp., 6.88%, 5/01/25 (e)	USD	937	980,336
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	836,140

			12,768,997
Construction Materials — 1.4%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		1,953	2,040,885
Autodis SA:
4.38%, 5/01/22 (d)	EUR	100	114,591
4.38%, 5/01/22		150	175,003
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	USD	366	395,280
HD Supply, Inc. (e):
5.25%, 12/15/21		9,967	10,500,235
5.75%, 4/15/24		3,733	3,980,311
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	200	242,082
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (e)	USD	1,106	1,172,360
PulteGroup, Inc., 5.50%, 3/01/26		1,373	1,451,089
Rexel SA:
3.50%, 6/15/23	EUR	772	914,576

Corporate Bonds	Par (000)		Value
Rexel SA (continued):
2.63%, 6/15/24	EUR	250	$283,682

			21,270,094
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (e)	USD	1,178	1,201,560
Consumer Finance — 2.2%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (e)		150	151,500
5.88%, 11/01/21 (e)		3,207	3,319,245
4.50%, 3/15/22	EUR	150	176,532
5.38%, 8/01/22 (e)	USD	503	509,288
Ally Financial, Inc.:
5.13%, 9/30/24		1,230	1,276,900
4.63%, 3/30/25		904	906,441
8.00%, 11/01/31		12,826	15,487,395
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/01/25 (e)		533	546,325
CDK Global, Inc., 4.88%, 6/01/27 (e)		2,140	2,162,748
Navient Corp.:
6.63%, 7/26/21		1,731	1,839,707
6.50%, 6/15/22		370	385,033
5.50%, 1/25/23		932	920,061
7.25%, 9/25/23		890	935,390
6.13%, 3/25/24		642	640,588
5.88%, 10/25/24		723	703,117
6.75%, 6/25/25		730	733,321
5.63%, 8/01/33		1,821	1,488,667
Nemean Bondco PLC, 7.38%, 2/01/24	GBP	100	131,028
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19	USD	1,451	1,519,922
7.25%, 12/15/21		436	459,152
Springleaf Finance Corp., 6.13%, 5/15/22		490	506,121

			34,798,481
Containers & Packaging — 3.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.43%, 5/15/21 (d)(e)		393	400,860
6.00%, 6/30/21 (e)		3,968	4,087,040
4.25%, 1/15/22	EUR	320	368,444
4.25%, 9/15/22 (e)	USD	627	638,756
4.63%, 5/15/23 (e)		1,738	1,777,105
2.75%, 3/15/24	EUR	675	771,257
6.75%, 5/15/24		450	563,009
7.25%, 5/15/24 (e)	USD	10,505	11,463,581
6.00%, 2/15/25 (e)		6,810	7,099,425
Ball Corp.:
5.00%, 3/15/22		710	758,813

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Ball Corp. (continued):
4.00%, 11/15/23	USD	1,374	$1,399,763
4.38%, 12/15/23	EUR	100	126,517
BWAY Holding Co., Inc., 5.50%, 4/15/24 (e)	USD	2,550	2,607,375
Crown European Holdings SA:
4.00%, 7/15/22	EUR	200	252,136
3.38%, 5/15/25		303	354,943
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (e)	USD	148	155,030
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (g)	EUR	300	367,335
Norske Skog, 11.75%, 12/15/19		228	220,266
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20	USD	6,454	6,626,645
4.66%, 7/15/21 (d)(e)		3,894	3,971,880
5.13%, 7/15/23 (e)		1,259	1,309,360
7.00%, 7/15/24 (e)		3,953	4,254,396
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	150	178,613
Sealed Air Corp.:
4.88%, 12/01/22 (e)	USD	709	740,019
4.50%, 9/15/23	EUR	560	707,609
6.88%, 7/15/33 (e)	USD	700	770,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)		1,901	1,981,793
Smurfit Kappa Acquisitions Unltd Co., 2.38%, 2/01/24	EUR	100	115,531
Verallia Packaging SASU, 5.13%, 8/01/22		575	687,911

			54,755,412
Diversified Consumer Services — 1.4%
APX Group, Inc.:
6.38%, 12/01/19	USD	337	347,669
8.75%, 12/01/20		1,935	2,005,144
7.88%, 12/01/22		2,495	2,725,513
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	303,701
GW Honos Security Corp., 8.75%, 5/15/25 (e)	USD	586	603,580
Laureate Education, Inc., 8.25%, 5/01/25 (e)		591	622,028
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)		11,994	13,113,520
Sotheby’s, 5.25%, 10/01/22 (e)		906	924,120
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	300	341,217

			20,986,492

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 1.8%
Aircastle Ltd.:
7.63%, 4/15/20	USD	128	$144,960
5.13%, 3/15/21		643	688,814
5.50%, 2/15/22	USD	2,119	2,299,115
Arrow Global Finance PLC:
5.13%, 9/15/24	GBP	125	167,901
2.88%, 4/01/25 (d)	EUR	254	285,473
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (e)	USD	833	816,340
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	100	133,033
7.50%, 10/01/23		100	140,441
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	401	448,211
DFC Finance Corp., (12.00% Cash or 11.00% PIK), 12.00%, 6/16/20 (e)(g)	USD	2,107	1,390,823
FBM Finance, Inc., 8.25%, 8/15/21 (e)		2,660	2,859,500
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	335	466,161
HRG Group, Inc., 7.88%, 7/15/19	USD	2,745	2,834,212
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		2,695	2,785,956
6.88%, 4/15/22		2,552	2,564,760
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	28,165
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/17	EUR	350	29,488
4.75%, 1/16/18		1,890	159,235
1.00%, 2/05/18		3,950	332,792
1.00%, 12/31/49	USD	1,535	100,543
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	100	120,620
Mercury Bondco PLC (g):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21		1,125	1,317,478
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		564	666,251
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (e)	USD	2,100	2,178,960
ProGroup AG:
5.13%, 5/01/22	EUR	206	245,230
2.50%, 3/31/24 (d)		112	125,815
Remote Escrow Finance Vehicle LLC, 10.50%, 6/01/22 (e)	USD	1,126	1,171,040
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (e)		1,295	1,324,138
UniCredit SpA:
6.95%, 10/31/22	EUR	375	506,686
5.75%, 10/28/25 (d)		700	864,790
4.38%, 1/03/27 (d)		675	801,965

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	250	$298,390

			28,297,286
Diversified Telecommunication Services — 3.9%
CenturyLink, Inc.:
5.63%, 4/01/25	USD	845	838,933
Series S, 6.45%, 6/15/21		6,956	7,521,175
Series T, 5.80%, 3/15/22		1,539	1,610,179
Series U, 7.65%, 3/15/42		503	474,706
Series Y, 7.50%, 4/01/24		1,881	2,059,695
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		3,001	3,151,050
Consolidated Communications, Inc., 6.50%, 10/01/22		1,020	1,013,625
Frontier Communications Corp.:
8.13%, 10/01/18		1,470	1,554,525
7.13%, 3/15/19		1,445	1,528,087
8.50%, 4/15/20		4,373	4,635,380
8.88%, 9/15/20		292	310,615
6.25%, 9/15/21		2,265	2,123,437
7.13%, 1/15/23		1,765	1,528,931
7.63%, 4/15/24		1,542	1,295,280
6.88%, 1/15/25		4,856	3,906,069
Impera Holdings SA, (5.38% PIK), 5.38%, 9/15/22 (g)	EUR	583	679,210
Level 3 Financing, Inc.:
5.38%, 8/15/22	USD	315	324,450
5.63%, 2/01/23		1,551	1,618,856
5.13%, 5/01/23		1,292	1,344,494
5.38%, 1/15/24		1,771	1,856,238
5.38%, 5/01/25		2,692	2,829,104
5.25%, 3/15/26		3,736	3,884,282
OTE PLC, 3.50%, 7/09/20	EUR	700	806,003
Qwest Corp., 6.75%, 12/01/21	USD	486	543,463
SBA Communications Corp., 4.88%, 9/01/24 (e)		2,489	2,525,090
SoftBank Group Corp., 4.75%, 7/30/25	EUR	310	395,306
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	892,536
6.00%, 9/30/34		4,609	4,872,543
7.20%, 7/18/36		958	1,101,700
7.72%, 6/04/38		134	160,800
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	280	427,709
Telecom Italia SpA:
1.13%, 3/26/22 (i)		100	112,455
3.25%, 1/16/23		300	370,719
5.88%, 5/19/23	GBP	400	595,562
5.30%, 5/30/24 (e)	USD	640	682,797

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Windstream Corp., 7.75%, 10/01/21	USD	964	$932,670

			60,507,674
Electric Utilities — 0.1%
Talen Energy Supply LLC, 6.50%, 6/01/25		1,181	882,797
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	454	534,945

			1,417,742
Electrical Equipment — 0.2%
Areva SA, 4.88%, 9/23/24		900	1,087,649
Belden, Inc., 5.50%, 4/15/23		472	562,034
Trionista Holdco GmbH, 5.00%, 4/30/20		1,405	1,603,351
Trionista TopCo GmbH, 6.88%, 4/30/21		418	488,929

			3,741,963
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	3,414	3,524,955
5.50%, 12/01/24		5,857	6,325,560
5.00%, 9/01/25		714	735,420

			10,585,935
Energy Equipment & Services — 2.1%
Ensco PLC:
4.50%, 10/01/24		1,238	1,018,255
5.20%, 3/15/25		270	228,741
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	310	356,805
6.00%, 7/15/22 (e)	USD	5,860	5,970,168
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		283	287,245
6.75%, 8/01/22		1,646	1,697,437
Noble Holding International Ltd., 4.63%, 3/01/21		61	54,900
Pattern Energy Group, Inc., 5.88%, 2/01/24 (e)		935	977,075
Pioneer Energy Services Corp., 6.13%, 3/15/22		2,090	1,818,300
Precision Drilling Corp.:
6.50%, 12/15/21		785	794,812
5.25%, 11/15/24		600	555,000
Saipem Finance International BV, 2.75%, 4/05/22	EUR	221	249,821
Transocean, Inc.:
4.50%, 10/15/17	USD	1,339	1,354,901
6.00%, 3/15/18		4,050	4,151,250
7.38%, 4/15/18		175	181,125

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (continued)
Transocean, Inc. (continued):
5.80%, 10/15/22	USD	1,545	$1,444,575
9.00%, 7/15/23 (e)		5,626	5,879,170
6.80%, 3/15/38		925	719,188
Trinidad Drilling Ltd., 6.63%, 2/15/25 (e)		2,272	2,260,640
Weatherford International Ltd.:
7.75%, 6/15/21		1,271	1,341,388
8.25%, 6/15/23		420	445,200
9.88%, 2/15/24 (e)		1,245	1,400,625

			33,186,621
Environmental, Maintenance, & Security Service — 0.2%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	380	429,203
Tervita Escrow Corp., 7.63%, 12/01/21 (e)	USD	2,397	2,441,944

			2,871,147
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24		1,082	1,119,870
5.75%, 3/15/25		1,631	1,622,845
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	225	304,399
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	300	396,823
4.56%, 1/25/23		600	755,247
4.50%, 3/07/24		500	620,142
3.58%, 2/07/25		100	116,476
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	262	269,860
5.75%, 3/01/23		5,504	5,828,736
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,434	1,523,625
Rite Aid Corp.:
6.75%, 6/15/21		419	423,714
6.13%, 4/01/23 (e)		3,093	3,072,277
7.70%, 2/15/27		256	271,360

			16,325,374
Food Products — 1.2%
Acosta, Inc., 7.75%, 10/01/22 (e)		1,859	1,570,855
Aramark Services, Inc., 5.13%, 1/15/24		1,182	1,247,010
B&G Foods, Inc., 5.25%, 4/01/25		1,839	1,903,365
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (e)		2,638	2,774,385
Clearwater Seafoods, Inc., 6.88%, 5/01/25 (e)		513	536,085

Corporate Bonds	Par (000)		Value
Food Products (continued)
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	$118,793
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (e)	USD	560	571,200
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		340	339,150
5.88%, 7/15/24		737	718,575
5.75%, 6/15/25		3,775	3,664,109
Post Holdings, Inc. (e):
5.50%, 3/01/25		294	307,965
5.00%, 8/15/26		2,315	2,329,469
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		976	1,041,880
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,414,035

			18,536,876
Health Care Equipment & Supplies — 1.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		6,008	5,722,620
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)		5,381	5,004,330
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (e)		1,055	1,164,456
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		1,504	1,522,800
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20		980	980,000
5.75%, 8/01/22		2,090	2,065,182
5.50%, 4/15/25		1,494	1,370,745
Teleflex, Inc., 4.88%, 6/01/26		684	701,100

			18,531,233
Health Care Providers & Services — 7.5%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		502	512,040
5.63%, 2/15/23		1,992	2,069,190
6.50%, 3/01/24		1,734	1,851,045
Alere, Inc., 6.38%, 7/01/23 (e)		1,387	1,499,694
Amsurg Corp., 5.63%, 7/15/22		5,476	5,714,890
Centene Corp.:
5.63%, 2/15/21		2,516	2,627,660
4.75%, 5/15/22		2,467	2,573,081
6.13%, 2/15/24		391	424,845
4.75%, 1/15/25		1,775	1,832,687
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		993	997,965

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc. (continued):
7.13%, 7/15/20	USD	2,651	$2,611,235
5.13%, 8/01/21		1,102	1,115,775
6.88%, 2/01/22		2,609	2,318,749
6.25%, 3/31/23		5,571	5,775,734
DaVita, Inc.:
5.13%, 7/15/24		1,598	1,625,965
5.00%, 5/01/25		4,219	4,192,631
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22 (e)(g)		1,776	1,831,997
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		835	855,875
HCA, Inc.:
6.50%, 2/15/20		7,646	8,401,042
5.88%, 3/15/22		1,245	1,381,950
4.75%, 5/01/23		512	546,125
5.88%, 5/01/23		2,271	2,479,659
5.00%, 3/15/24		4,905	5,255,217
5.38%, 2/01/25		5,456	5,735,620
5.25%, 4/15/25		841	918,271
5.88%, 2/15/26		3,125	3,394,531
5.25%, 6/15/26		4,611	5,008,929
4.50%, 2/15/27		2,237	2,301,426
HealthSouth Corp.:
5.13%, 3/15/23		1,040	1,060,800
5.75%, 11/01/24		1,170	1,208,025
5.75%, 9/15/25		465	483,600
Hologic, Inc., 5.25%, 7/15/22 (e)		1,930	2,026,500
HomeVi SAS, 6.88%, 8/15/21	EUR	141	165,811
Marcolin SpA, 4.13%, 2/15/23 (d)		125	143,227
MEDNAX, Inc., 5.25%, 12/01/23 (e)	USD	1,134	1,151,010
Molina Healthcare, Inc., 4.88%, 6/15/25 (e)(f)		685	690,138
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)		4,968	5,309,302
New Amethyst Corp., 6.25%, 12/01/24 (e)		2,308	2,469,560
NewCo SAB MidCo SASU, 5.38%, 4/15/25	EUR	130	150,061
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)	USD	2,189	2,342,230
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		424	436,720
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		388	414,675
Tenet Healthcare Corp.:
6.25%, 11/01/18		403	425,165
4.75%, 6/01/20		1,805	1,865,919

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued):
4.63%, 6/15/20 (d)	USD	1,432	$1,442,740
6.00%, 10/01/20		3,835	4,108,244
4.50%, 4/01/21		789	809,751
4.38%, 10/01/21		1,281	1,314,946
8.13%, 4/01/22		4,228	4,460,540
6.75%, 6/15/23		6,507	6,473,359
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	251	285,856
Vizient, Inc., 10.38%, 3/01/24 (e)	USD	395	455,238
WellCare Health Plans, Inc., 5.25%, 4/01/25		576	606,960

			116,154,205
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (e)		1,375	1,412,812
Quintiles IMS, Inc.:
3.25%, 3/15/25	EUR	100	115,424
3.25%, 3/15/25 (e)		350	403,985

			1,932,221
Hotels, Restaurants & Leisure — 4.3%
Burger King France SAS:
5.25%, 5/01/23 (d)		419	486,263
6.00%, 5/01/24		325	386,994
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	4,753	4,925,296
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	100	119,370
5.88%, 5/15/23		100	118,935
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		210	244,839
Eldorado Resorts, Inc., 6.00%, 4/01/25 (e)	USD	568	597,110
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)		1,800	1,839,312
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		986	1,067,345
International Game Technology PLC:
6.25%, 2/15/22 (e)		400	432,600
4.75%, 2/15/23	EUR	310	381,328
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (e)	USD	749	790,195
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24		255	265,277
5.25%, 6/01/26		1,176	1,233,918

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (e)(f)	USD	2,475	$2,485,731
MGM Resorts International:
5.25%, 3/31/20		790	840,829
6.75%, 10/01/20		2,998	3,331,528
6.63%, 12/15/21		1,810	2,031,725
7.75%, 3/15/22		610	715,225
4.63%, 9/01/26		4,962	4,968,202
New Red Finance, Inc. (e):
6.00%, 4/01/22		4,455	4,637,432
4.25%, 5/15/24		3,934	3,934,000
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	300	397,656
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	439	510,879
Sabre GLBL, Inc. (e):
5.38%, 4/15/23	USD	1,516	1,589,905
5.25%, 11/15/23		807	839,280
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		4,183	4,465,352
10.00%, 12/01/22		7,934	8,638,142
Six Flags Entertainment Corp. (e):
4.88%, 7/31/24		3,690	3,713,062
5.50%, 4/15/27		2,311	2,380,330
Snai SpA, 6.38%, 11/07/21	EUR	200	240,790
Station Casinos LLC, 7.50%, 3/01/21	USD	2,893	3,001,488
Stonegate Pub Co. Financing PLC:
4.72%, 3/15/22 (d)	GBP	150	194,814
4.88%, 3/15/22		325	425,480
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	540	659,990
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	652	910,685
Series A4, 5.66%, 6/30/27		499	718,766
Series N, 6.46%, 3/30/32		1,000	1,263,679
Vue International Bidco PLC, 7.88%, 7/15/20		520	688,252
Yum! Brands, Inc., 3.88%, 11/01/23	USD	721	713,566

			67,185,570
Household Durables — 1.7%
AV Homes, Inc., 6.63%, 5/15/22 (e)		674	687,480
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		1,604	1,648,110
CalAtlantic Group, Inc.:
8.38%, 1/15/21		2,680	3,156,638
5.25%, 6/01/26		447	459,293

Corporate Bonds	Par (000)		Value
Household Durables (continued)
Lennar Corp.:
4.50%, 11/15/19	USD	2,482	$2,584,382
4.75%, 4/01/21		314	331,270
4.13%, 1/15/22		884	906,100
4.75%, 11/15/22		1,300	1,357,083
4.88%, 12/15/23		968	1,011,560
Mattamy Group Corp., 6.88%, 12/15/23 (e)		708	716,850
Meritage Homes Corp., 5.13%, 6/06/27 (e)(f)		471	470,411
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,917,200
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,278,900
Standard Pacific Corp., 5.88%, 11/15/24		1,278	1,377,045
Tempur Sealy International, Inc., 5.50%, 6/15/26		2,812	2,823,810
TRI Pointe Group, Inc.:
4.38%, 6/15/19		1,060	1,086,500
4.88%, 7/01/21		1,275	1,326,000
5.88%, 6/15/24		770	806,575
VWR Funding, Inc., 4.63%, 4/15/22	EUR	100	116,753
William Lyon Homes, Inc., 5.88%, 1/31/25	USD	769	793,993

			25,855,953
Household Products — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (e)		539	556,518
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		2,176	2,301,120
Spectrum Brands, Inc., 6.63%, 11/15/22		1,385	1,457,712

			4,315,350
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.:
6.00%, 1/15/22 (e)		251	261,354
5.38%, 1/15/23		514	504,100
5.88%, 1/15/24 (e)		1,389	1,434,142
Dynegy, Inc.:
6.75%, 11/01/19		4,240	4,361,900
7.38%, 11/01/22		1,935	1,905,975
7.63%, 11/01/24		776	752,720
MPM Escrow LLC, 8.88%, 10/15/20 (b)(d)		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		427	441,945
6.63%, 3/15/23		210	216,321
6.25%, 5/01/24		315	316,733
6.63%, 1/15/27		4,559	4,479,217

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 8/15/24	USD	645	$665,963
QEP Resources, Inc., 5.38%, 10/01/22		1,287	1,258,043
TerraForm Power Operating LLC, 6.38%, 2/01/23 (e)(j)		1,301	1,346,535

			17,944,948
Industrial Conglomerates — 0.2%
Colfax Corp., 3.25%, 5/15/25	EUR	489	$567,171
Vertiv Group Corp, 9.25%, 10/15/24 (e)	USD	2,430	2,624,400

			3,191,571
Insurance — 0.9%
Achmea BV, 6.00%, 4/04/43 (d)	EUR	100	126,914
Assicurazioni Generali SpA (d):
7.75%, 12/12/42		400	549,318
5.50%, 10/27/47		200	244,023
BNP Paribas Cardif SA, 4.03% (d)(k)		100	118,888
Credit Agricole Assurances SA, 4.50% (d)(k)		200	239,654
Groupama SA, 6.00%, 1/23/27		500	661,428
HUB International Ltd., 7.88%, 10/01/21 (e)	USD	5,484	5,730,780
Old Mutual PLC, 8.00%, 6/03/21	GBP	200	299,414
Pension Insurance Corp. PLC, 6.50%, 7/03/24		175	241,666
Radian Group, Inc.:
5.25%, 6/15/20	USD	706	748,360
7.00%, 3/15/21		366	410,835
USIS Merger Sub, Inc., 6.88%, 5/01/25 (e)		805	815,063
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)		4,208	4,449,960

			14,636,303
Internet Software & Services — 0.7%
Equinix, Inc.:
5.38%, 1/01/22		1,110	1,172,782
5.88%, 1/15/26		2,567	2,790,817
Netflix, Inc.:
5.50%, 2/15/22		2,087	2,266,743
4.38%, 11/15/26 (e)		2,326	2,329,024
3.63%, 5/15/27	EUR	215	247,618
Symantec Corp., 5.00%, 4/15/25 (e)	USD	1,596	1,655,850

			10,462,834
IT Services — 2.3%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)		1,631	1,716,628

Corporate Bonds	Par (000)		Value
IT Services (continued)
First Data Corp. (e):
7.00%, 12/01/23	USD	7,593	$8,200,440
5.75%, 1/15/24		18,210	19,234,312
Gartner, Inc., 5.13%, 4/01/25 (e)		1,772	1,851,740
WEX, Inc., 4.75%, 2/01/23 (e)		4,804	4,779,980

			35,783,100
Machinery — 0.5%
EnPro Industries, Inc., 5.88%, 9/15/22 (e)		848	886,160
Navistar International Corp., 8.25%, 11/01/21		830	839,852
SPX FLOW, Inc. (e):
5.63%, 8/15/24		993	1,017,825
5.88%, 8/15/26		993	1,025,888
Terex Corp., 5.63%, 2/01/25 (e)		3,529	3,617,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	490	589,704

			7,976,654
Media — 15.0%
Adria Bidco BV, 7.88%, 11/15/20		350	409,536
Altice Financing SA (e):
6.63%, 2/15/23	USD	945	1,005,480
7.50%, 5/15/26		7,087	7,804,559
Altice Finco SA, 8.13%, 1/15/24 (e)		500	543,750
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	300	357,272
7.75%, 5/15/22 (e)	USD	2,649	2,814,562
6.25%, 2/15/25	EUR	660	816,182
Altice US Finance I Corp. (e):
5.38%, 7/15/23	USD	6,270	6,544,312
5.50%, 5/15/26		2,435	2,550,663
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	408	565,588
AMC Networks, Inc.:
4.75%, 12/15/22	USD	2,358	2,419,898
5.00%, 4/01/24		756	767,332
Block Communications, Inc., 6.88%, 2/15/25 (e)		1,500	1,614,375
Cablevision Systems Corp.:
8.63%, 9/15/17		550	559,625
7.75%, 4/15/18		1,393	1,451,757
8.00%, 4/15/20		2,224	2,496,440
CBS Radio, Inc., 7.25%, 11/01/24 (e)		643	678,365
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		795	824,320
5.13%, 5/01/23 (e)		678	713,175
5.13%, 5/01/27 (e)		11,906	12,196,209

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued):
5.88%, 5/01/27 (e)	USD	1,927	$2,052,255
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
5.13%, 12/15/21		7,150	7,296,227
7.75%, 7/15/25		6,629	7,374,762
Clear Channel International BV, 8.75%, 12/15/20 (e)		3,146	3,334,760
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		13,137	13,513,892
Series B, 7.63%, 3/15/20		6,295	6,326,475
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)		2,647	2,820,378
CSC Holdings LLC:
7.88%, 2/15/18		734	764,278
7.63%, 7/15/18		351	372,060
10.13%, 1/15/23 (e)		4,866	5,665,824
5.25%, 6/01/24		4,065	4,151,381
6.63%, 10/15/25 (e)		1,341	1,477,313
10.88%, 10/15/25 (e)		11,091	13,503,292
DISH DBS Corp.:
6.75%, 6/01/21		74	81,955
5.88%, 7/15/22		3,972	4,240,110
5.00%, 3/15/23		3,144	3,231,466
5.88%, 11/15/24		766	815,790
7.75%, 7/01/26		5,680	6,674,000
DISH Network Corp., 3.38%, 8/15/26 (e)(i)		1,894	2,302,394
eircom Finance DAC, 4.50%, 5/31/22	EUR	300	354,256
GTT Communications, Inc., 7.88%, 12/31/24 (e)(f)	USD	1,722	1,842,540
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		595	675,325
5.25%, 8/01/26		3,678	3,783,742
6.63%, 8/01/26		801	849,060
iHeartCommunications, Inc.:
9.00%, 12/15/19		2,102	1,664,511
9.00%, 3/01/21		241	177,135
9.00%, 9/15/22		3,845	2,816,462
10.63%, 3/15/23		1,980	1,460,250
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		2,984	2,857,180
7.25%, 10/15/20		2,603	2,342,700
5.50%, 8/01/23		2,439	2,006,078
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		598	623,415
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	381,658
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)	USD	639	623,025

Corporate Bonds	Par (000)		Value
Media (continued)
MDC Partners, Inc., 6.50%, 5/01/24 (e)	USD	2,003	$2,018,023
Midcontinent Communications/Midcontinent Finance Corp. (e):
6.25%, 8/01/21		3,901	4,037,535
6.88%, 8/15/23		296	319,310
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)		2,039	2,046,646
NBCUniversal Enterprise, Inc., 5.25% (e)(k)		400	424,000
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (e)		985	992,388
Numericable Group SA:
5.38%, 5/15/22	EUR	280	328,094
6.00%, 5/15/22	USD	200	209,250
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22		650	676,000
Radio One, Inc., 7.38%, 4/15/22 (e)		805	829,150
SFR Group SA (e):
6.00%, 5/15/22		5,089	5,324,366
7.38%, 5/01/26		10,740	11,619,284
Sirius XM Radio, Inc. (e):
4.25%, 5/15/20		2,204	2,234,856
5.75%, 8/01/21		1,811	1,874,385
4.63%, 5/15/23		230	233,595
Sterling Entertainment Corp., 9.75%, 12/15/19 (b)		4,810	4,761,900
TEGNA, Inc.:
5.13%, 10/15/19		857	877,354
5.50%, 9/15/24 (e)		275	284,625
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	982	1,213,442
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)	USD	2,571	2,879,520
Townsquare Media, Inc., 6.50%, 4/01/23 (e)		517	520,878
Tribune Media Co., 5.88%, 7/15/22		1,679	1,769,246
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	166	198,847
4.00%, 1/15/25		1,111	1,319,804
5.00%, 1/15/25 (e)	USD	500	518,125
4.63%, 2/15/26	EUR	100	122,164
3.50%, 1/15/27		200	233,095
6.25%, 1/15/29		700	902,330
Univision Communications, Inc. (e):
5.13%, 5/15/23	USD	2,315	2,330,904
5.13%, 2/15/25		1,637	1,616,538

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
UPC Holding BV, 6.75%, 3/15/23	EUR	200	$242,363
UPCB Finance IV Ltd., 4.00%, 1/15/27		400	471,321
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (e)	USD	1,657	1,714,995
Virgin Media Finance PLC:
4.50%, 1/15/25	EUR	183	217,907
5.75%, 1/15/25 (e)	USD	3,518	3,597,155
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	300	408,979
Virgin Media Secured Finance PLC:
5.13%, 1/15/25		210	287,959
5.25%, 1/15/26 (e)	USD	1,439	1,464,183
5.50%, 8/15/26 (e)		1,144	1,178,320
4.88%, 1/15/27	GBP	200	267,998
6.25%, 3/28/29		829	1,177,395
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	4,428	4,605,120
Wind Acquisition Finance SA:
4.75%, 7/15/20 (e)		250	253,478
7.00%, 4/23/21	EUR	400	468,212
7.38%, 4/23/21 (e)	USD	3,885	4,048,170
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	300	358,910
5.88%, 1/15/25 (e)	USD	2,643	2,702,467
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	400	478,842

			232,248,777
Metal Fabricating — 0.0%
Park-Ohio Industries, Inc., 6.63%, 4/15/27 (e)	USD	380	396,625
Metals & Mining — 8.0%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (e)		681	745,695
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,460,211
5.13%, 10/01/24		3,854	4,096,802
5.90%, 2/01/27		760	830,300
6.75%, 1/15/28		477	536,067
5.95%, 2/01/37		674	694,220
Anglo American Capital PLC:
3.63%, 5/14/20 (e)		1,116	1,130,553
4.45%, 9/27/20 (e)		412	428,480
3.50%, 3/28/22	EUR	200	244,461
3.25%, 4/03/23		100	121,328
4.88%, 5/14/25 (e)	USD	2,578	2,673,206
ArcelorMittal:
7.50%, 10/15/39		400	447,920
7.25%, 3/01/41		1,498	1,655,290

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (e)	USD	1,158	$1,273,800
Constellium NV:
7.00%, 1/15/23	EUR	200	237,058
8.00%, 1/15/23 (e)	USD	6,910	7,117,300
6.63%, 3/01/25 (e)		3,856	3,721,040
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		4,561	4,776,735
7.25%, 5/15/22		1,533	1,578,990
7.25%, 4/01/23		310	313,100
7.50%, 4/01/25		1,089	1,096,487
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		1,337	1,333,658
2.38%, 3/15/18		15,430	15,414,570
3.10%, 3/15/20		2,080	2,046,907
4.00%, 11/14/21		2,078	2,028,544
3.55%, 3/01/22		3,507	3,279,045
3.88%, 3/15/23		8,801	8,179,649
5.40%, 11/14/34		689	609,765
5.45%, 3/15/43		8,404	7,106,590
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (e)		2,402	2,591,158
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		1,378	1,564,030
Kaiser Aluminum Corp., 5.88%, 5/15/24		773	815,515
Kinross Gold Corp.:
5.95%, 3/15/24		210	229,425
6.88%, 9/01/41		495	519,750
Novelis Corp. (e):
6.25%, 8/15/24		7,045	7,422,612
5.88%, 9/30/26		5,244	5,427,540
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	200	231,950
Peabody Energy Corp. (e):
6.00%, 3/31/22	USD	490	492,450
6.38%, 3/31/25		536	536,000
Petra Diamonds US Treasury PLC, 7.25%, 5/01/22 (e)		906	939,522
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,085	3,181,406
6.38%, 8/15/22		1,345	1,394,092
5.25%, 4/15/23		949	981,029
5.50%, 10/01/24		1,540	1,630,475
5.00%, 12/15/26		40	40,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (e)		1,525	1,497,367

14	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Teck Resources Ltd.:
4.50%, 1/15/21	USD	902	$942,590
3.75%, 2/01/23		2,129	2,094,404
8.50%, 6/01/24 (e)		2,795	3,228,225
6.13%, 10/01/35		502	522,080
6.00%, 8/15/40		3,304	3,353,560
5.20%, 3/01/42		3,303	3,071,790
5.40%, 2/01/43		2,441	2,282,335
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	375	419,436
United States Steel Corp., 8.38%, 7/01/21 (e)	USD	2,224	2,440,840
			123,028,052
Multi-Utilities — 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		1,230	1,245,375
7.50%, 11/01/23 (e)		2,795	2,829,938
			4,075,313
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)		1,214	628,245
Oil, Gas & Consumable Fuels — 13.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (e)		801	839,048
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)		385	394,144
Antero Resources Corp.:
5.13%, 12/01/22		744	752,370
5.63%, 6/01/23		644	660,100
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (e)		1,962	2,011,050
California Resources Corp., 8.00%, 12/15/22 (e)		1,148	859,565
Callon Petroleum Co.:
6.13%, 10/01/24		817	845,595
6.13%, 10/01/24 (e)		2,375	2,458,125
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		871	847,048
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		3,143	3,520,160
5.88%, 3/31/25		3,040	3,264,200
5.13%, 6/30/27 (e)		3,501	3,549,139
Chesapeake Energy Corp.:
6.88%, 11/15/20		1,262	1,306,170
5.75%, 3/15/23		216	202,500
8.00%, 1/15/25 (e)		2,690	2,676,550

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (continued):
8.00%, 6/15/27 (e)(f)	USD	1,619	$1,586,620
CONSOL Energy, Inc.:
5.88%, 4/15/22		16,261	16,037,411
8.00%, 4/01/23		116	122,235
Continental Resources, Inc.:
4.50%, 4/15/23		132	129,030
3.80%, 6/01/24		3,669	3,428,314
4.90%, 6/01/44		1,060	906,957
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (e)		1,418	1,453,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		175	181,452
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		2,753	2,835,590
7.75%, 2/15/23		1,519	1,610,140
DCP Midstream LLC (e):
6.45%, 11/03/36		1,258	1,339,770
6.75%, 9/15/37		1,490	1,612,925
DEA Finance SA, 7.50%, 10/15/22	EUR	330	403,579
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)	USD	2,046	2,097,150
5.50%, 5/01/22		2,602	1,886,450
4.63%, 7/15/23		1,278	853,065
Diamondback Energy, Inc., 5.38%, 5/31/25 (e)		1,071	1,103,130
Eclipse Resources Corp., 8.88%, 7/15/23		550	554,125
Energy Transfer Equity LP:
7.50%, 10/15/20		665	743,138
5.88%, 1/15/24		4,667	4,982,022
5.50%, 6/01/27		1,965	2,068,162
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		1,802	1,648,830
8.00%, 11/29/24 (e)		3,215	3,319,487
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		1,843	1,925,935
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)		2,007	2,062,192
Gulfport Energy Corp.:
6.63%, 5/01/23		638	642,785
6.00%, 10/15/24 (e)		722	707,560
Halcon Resources Corp., 6.75%, 2/15/25 (e)		5,132	4,785,590
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (e)		1,758	1,676,692

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 6.88%, 4/15/23	USD	152	$159,600
MEG Energy Corp. (e):
6.38%, 1/30/23		665	570,238
7.00%, 3/31/24		3,395	2,936,675
6.50%, 1/15/25		5,097	4,982,317
Murphy Oil Corp.:
6.88%, 8/15/24		2,221	2,326,497
6.13%, 12/01/42		353	336,233
Newfield Exploration Co., 5.63%, 7/01/24		872	924,320
NGPL PipeCo LLC (e):
7.12%, 12/15/17		5,652	5,779,170
7.77%, 12/15/37		3,006	3,569,625
Noble Holding International Ltd., 7.75%, 1/15/24		2,489	2,195,771
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		675	705,375
Oasis Petroleum, Inc., 6.50%, 11/01/21		2,648	2,687,720
ONEOK, Inc.:
7.50%, 9/01/23		1,400	1,668,625
6.00%, 6/15/35		260	275,600
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		4,645	4,912,087
Parker Drilling Co.:
7.50%, 8/01/20		1,017	941,996
6.75%, 7/15/22		1,123	965,780
Parsley Energy LLC/Parsley Finance Corp. (e):
6.25%, 6/01/24		458	483,190
5.38%, 1/15/25		2,120	2,146,500
5.25%, 8/15/25		532	535,990
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (e)		1,424	1,406,200
Petrobras International Finance Co., 5.38%, 1/27/21		200	203,910
Petroleos Mexicanos, 5.38%, 3/13/22 (e)		270	287,601
QEP Resources, Inc., 5.25%, 5/01/23		1,240	1,202,800
Range Resources Corp. (e):
5.88%, 7/01/22		3,456	3,533,760
5.00%, 8/15/22		530	520,725
5.00%, 3/15/23		1,058	1,031,550
Resolute Energy Corp.:
8.50%, 5/01/20		1,549	1,576,108
8.50%, 5/01/20 (e)		925	941,188
Rockies Express Pipeline LLC (e):
6.00%, 1/15/19		1,984	2,081,970
5.63%, 4/15/20		695	740,175
6.88%, 4/15/40		3,119	3,384,115

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Rowan Cos., Inc.:
4.88%, 6/01/22	USD	195	$185,006
7.38%, 6/15/25		4,329	4,242,420
RSP Permian, Inc.:
6.63%, 10/01/22		2,065	2,175,994
5.25%, 1/15/25 (e)		1,046	1,059,075
Sanchez Energy Corp.:
7.75%, 6/15/21		138	130,065
6.13%, 1/15/23		6,955	6,120,400
SESI LLC:
6.38%, 5/01/19		480	472,800
7.13%, 12/15/21		655	653,363
Seven Generations Energy Ltd., 8.25%, 5/15/20 (e)		852	890,340
SM Energy Co.:
1.50%, 7/01/21 (i)		1,740	1,592,100
6.50%, 11/15/21		845	853,450
6.13%, 11/15/22		2,096	2,073,730
6.50%, 1/01/23		523	515,155
5.00%, 1/15/24		38	35,150
5.63%, 6/01/25		307	288,485
6.75%, 9/15/26		694	680,120
Southwestern Energy Co., 5.80%, 1/23/20		5,581	5,664,715
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24		1,206	1,224,090
5.13%, 2/01/25		548	567,180
5.38%, 2/01/27		401	418,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		4,053	4,184,722
5.25%, 5/01/23		78	80,438
Tesoro Corp. (e):
4.75%, 12/15/23		2,707	2,849,117
5.13%, 12/15/26		3,846	4,115,220
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		321	334,843
6.25%, 10/15/22		3,154	3,374,780
Tullow Oil PLC:
6.00%, 11/01/20		200	194,000
6.00%, 11/01/20 (e)		200	194,000
6.25%, 4/15/22 (e)		200	187,500
Ultra Resources, Inc., 6.88%, 4/15/22 (e)		624	629,460
Weatherford International LLC, 6.80%, 6/15/37		702	652,860
Weatherford International Ltd.:
6.50%, 8/01/36		1,505	1,391,553

16	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd. (continued):
7.00%, 3/15/38	USD	1,693	$1,582,955
5.95%, 4/15/42		1,186	1,016,995
Whiting Petroleum Corp.:
5.00%, 3/15/19		784	782,040
5.75%, 3/15/21		627	615,087
6.25%, 4/01/23		816	811,920
WildHorse Resource Development Corp., 6.88%, 2/01/25 (e)		1,088	1,055,360
Williams Cos., Inc.:
4.55%, 6/24/24		1,004	1,031,610
5.75%, 6/24/44		4,897	5,108,159
WPX Energy, Inc.:
7.50%, 8/01/20		385	406,175
6.00%, 1/15/22		1,950	1,969,500
8.25%, 8/01/23		1,115	1,220,925

			206,533,861
Paper & Forest Products — 0.3%
Mercer International, Inc., 6.50%, 2/01/24 (e)		1,446	1,503,840
Norbord, Inc., 6.25%, 4/15/23 (e)		1,605	1,709,325
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	498,710
Stora Enso OYJ, 2.50%, 6/07/27		200	224,297

			3,936,172
Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (e)	USD	569	591,760
Pharmaceuticals — 3.1%
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		1,176	1,173,060
6.00%, 7/15/23		721	664,221
5.88%, 10/15/24		1,079	1,115,416
6.00%, 2/01/25		1,442	1,292,032
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	675	823,661
Ephios Holdco II PLC, 8.25%, 7/01/23		159	199,990
Grifols SA, 3.20%, 5/01/25		200	227,287
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)	USD	2,183	2,376,741
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)		6,851	7,244,933
NBTY, Inc., 7.63%, 5/15/21 (e)		2,704	2,825,680
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	210	256,250

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (e)	USD	6,250	$6,070,313
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)		237	238,926
7.00%, 10/01/20 (e)		4,843	4,625,065
6.38%, 10/15/20 (e)		2,696	2,534,240
7.50%, 7/15/21 (e)		1,660	1,538,621
6.75%, 8/15/21 (e)		3,813	3,412,635
5.63%, 12/01/21 (e)		620	531,650
6.50%, 3/15/22 (e)		2,043	2,144,741
5.50%, 3/01/23 (e)		77	62,194
4.50%, 5/15/23	EUR	226	196,163
5.88%, 5/15/23 (e)	USD	2,587	2,106,788
7.00%, 3/15/24 (e)		3,210	3,394,607
6.13%, 4/15/25 (e)		2,957	2,380,385

			47,435,599
Real Estate Investment Trusts (REITs) — 1.0%
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)		1,269	1,281,690
iStar, Inc.:
4.00%, 11/01/17		685	687,055
6.00%, 4/01/22		637	648,148
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		7,691	8,296,666
4.50%, 9/01/26		2,305	2,305,000
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25	EUR	243	280,622
NH Hotel Group SA, 3.75%, 10/01/23		372	438,780
Starwood Property Trust, Inc., 5.00%, 12/15/21 (e)	USD	1,695	1,767,038
TVL Finance PLC, 5.20%, 5/15/23 (d)	GBP	203	264,171

			15,969,170
Real Estate Management & Development — 0.9%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	134	159,681
Annington Finance No 5 PLC, 13.00%, 1/15/23 (g)	GBP	360	538,064
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (i)	EUR	100	123,692
Howard Hughes Corp., 5.38%, 3/15/25 (e)	USD	1,006	1,037,438
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	130	177,228
Punch Taverns Finance PLC, Series M3, 5.84%, 10/15/27 (d)		622	797,412

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19	USD	806	$836,225
5.25%, 12/01/21		2,166	2,274,300
4.88%, 6/01/23		6,115	6,160,862
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		1,065	1,083,637

			13,188,539
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22		1,355	1,316,044
6.38%, 4/01/24		355	349,675
5.25%, 3/15/25		1,185	1,095,384
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	350	379,411
4.50%, 5/15/25		430	466,134
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)	USD	2,037	2,098,110
Herc Rentals, Inc. (e):
7.50%, 6/01/22		1,528	1,623,500
7.75%, 6/01/24		1,465	1,563,888
Hertz Corp.:
7.38%, 1/15/21		1,781	1,679,706
7.63%, 6/01/22 (e)		2,491	2,491,000
Hertz Holdings Netherlands BV:
4.38%, 1/15/19	EUR	100	113,177
4.13%, 10/15/21		525	557,174
Loxam SAS:
3.50%, 4/15/22		168	198,159
3.50%, 5/03/23		150	176,029
4.25%, 4/15/24		100	120,198
6.00%, 4/15/25		108	131,028
United Rentals North America, Inc., 6.13%, 6/15/23	USD	1,283	1,354,219
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)		1,093	1,133,988

			16,846,824
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		422	465,783
7.00%, 7/01/24		409	429,450
Micron Technology, Inc.:
5.25%, 8/01/23 (e)		1,989	2,043,697
5.50%, 2/01/25		58	60,502
Series G, 3.00%, 11/15/43 (i)		1,428	1,635,952
Microsemi Corp., 9.13%, 4/15/23 (e)		134	154,435
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20		2,409	2,535,472
4.13%, 6/01/21		1,448	1,527,640
4.63%, 6/15/22		1,319	1,424,520

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (e) (continued):
3.88%, 9/01/22	USD	1,422	$1,484,213
5.75%, 3/15/23		1,070	1,131,867
4.63%, 6/01/23		1,145	1,236,600
Sensata Technologies BV (e):
5.63%, 11/01/24		903	971,854
5.00%, 10/01/25		3,923	4,072,545

			19,174,530
Software — 4.4%
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		10,787	11,016,763
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		1,553	1,619,002
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (e)		1,055	1,181,600
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)		3,771	4,019,660
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		1,444	1,386,240
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)		3,521	3,635,432
Infor US, Inc., 6.50%, 5/15/22		7,829	8,151,946
Informatica LLC, 7.13%, 7/15/23 (e)		1,157	1,165,678
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)		2,666	2,765,975
Nuance Communications, Inc. (e):
5.38%, 8/15/20		356	362,675
6.00%, 7/01/24		1,600	1,700,000
5.63%, 12/15/26		903	950,408
PTC, Inc., 6.00%, 5/15/24		722	769,378
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)		8,022	9,185,190
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		4,047	4,324,725
TIBCO Software, Inc., 11.38%, 12/01/21 (e)		7,216	7,973,680
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (e)		2,376	2,542,320
7.50%, 2/01/23	EUR	300	360,595
10.50%, 2/01/24 (e)	USD	3,992	4,321,340

			67,432,607

18	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	1,996	$2,042,157
JC Penney Corp., Inc.:
8.13%, 10/01/19		218	241,708
6.38%, 10/15/36		554	404,420
7.40%, 4/01/37		304	234,080
L Brands, Inc.:
8.50%, 6/15/19		3,925	4,376,375
6.88%, 11/01/35		2,338	2,273,705
Penske Automotive Group, Inc.:
5.75%, 10/01/22		729	754,515
5.50%, 5/15/26		346	345,135
PetSmart, Inc. (e):
5.88%, 6/01/25		897	900,364
8.88%, 6/01/25		281	276,785
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	115,451

			11,964,695
Technology Hardware, Storage & Peripherals — 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
7.13%, 6/15/24	USD	4,522	5,039,561
6.02%, 6/15/26		1,390	1,534,328
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		2,192	2,197,480
Western Digital Corp.:
7.38%, 4/01/23 (e)		1,534	1,678,963
10.50%, 4/01/24		3,053	3,578,116

			14,028,448
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	360	440,827
Levi Strauss & Co., 3.38%, 3/15/27		225	257,960
Springs Industries, Inc., 6.25%, 6/01/21	USD	274	282,905

			981,692
Thrifts & Mortgage Finance — 0.3%
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	275	374,167
Jerrold Finco PLC:
6.25%, 9/15/21		225	305,904
6.13%, 1/15/24		225	297,163
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (e)	USD	2,298	2,358,323
MGIC Investment Corp., 5.75%, 8/15/23		1,117	1,200,775

			4,536,332

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)	USD	278	$297,460
Transportation Infrastructure — 0.1%
CMA CGM SA, 7.75%, 1/15/21	EUR	200	234,668
Heathrow Finance PLC, 3.88%, 3/01/27 (f)	GBP	178	231,383
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	145	168,342
WFS Global Holding SAS, 9.50%, 7/15/22		465	572,882

			1,207,275
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		300	355,860
Drax Finco PLC, 4.25%, 5/01/22	GBP	137	180,516

			536,376
Wireless Telecommunication Services — 5.4%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)	USD	837	876,758
8.25%, 10/15/23		4,783	5,034,107
7.13%, 12/15/24 (e)		2,269	2,274,673
CyrusOne LP/CyrusOne Finance Corp. (e):
5.00%, 3/15/24		2,105	2,152,363
5.38%, 3/15/27		130	133,900
Digicel Group Ltd., 7.13%, 4/01/22 (e)		2,085	1,826,981
Digicel Ltd., 6.00%, 4/15/21 (e)		5,015	4,850,658
GEO Group, Inc.:
5.88%, 1/15/22		350	364,000
5.13%, 4/01/23		300	301,500
5.88%, 10/15/24		2,030	2,090,900
6.00%, 4/15/26		1,860	1,925,100
Matterhorn Telecom SA:
3.88%, 5/01/22	EUR	635	735,618
3.25%, 2/01/23 (d)		439	495,000
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (e)	USD	1,994	2,038,865
Sprint Capital Corp.:
6.90%, 5/01/19		640	690,400
6.88%, 11/15/28		8,312	9,215,930
8.75%, 3/15/32		408	514,335
Sprint Communications, Inc. (e):
9.00%, 11/15/18		6,496	7,129,360
7.00%, 3/01/20		1,270	1,409,700
Sprint Corp.:
7.25%, 9/15/21		922	1,046,756
7.88%, 9/15/23		4,787	5,528,985
7.13%, 6/15/24		17,610	19,809,049

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
6.13%, 1/15/22	USD	367	$386,726
4.00%, 4/15/22		1,337	1,385,560
6.00%, 3/01/23		1,599	1,700,856
6.50%, 1/15/24		2,638	2,856,294
6.38%, 3/01/25		994	1,077,248
5.13%, 4/15/25		1,363	1,421,077
5.38%, 4/15/27		818	871,170
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (e)		711	744,773
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (e)		1,032	1,039,740
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	824	938,830
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 6/01/22 (e)(g)	USD	589	612,560

			83,479,772
Total Corporate Bonds - 113.1%			1,748,876,852

Floating Rate Loan Interests (d)
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		916	805,929
CEVA Intercompany BV, Dutch Term Loan, 4.54%, 3/19/21		941	847,953
CEVA Logistics Canada ULC, Canadian Term Loan, 11.38%, 3/19/21		143	128,763
CEVA Logistics US Holdings, Inc., Term Loan, 4.04%, 3/19/21		1,340	1,207,364

			2,990,009
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan (b):
6.50%, 9/10/18		806	792,939
7.25%, 9/10/18		812	798,597
7.79%, 9/10/18		818	804,749

			2,396,285
Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 6.65%, 11/26/20		3,721	3,727,262

Floating Rate Loan Interests (d)	Par (000)		Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 2017 Term Loan, 8.69%, 4/05/24	USD	1,262	$1,264,195

			4,991,457
Diversified Consumer Services — 0.3%
Gol LuxCo S.A., 1st Lien Term Loan, 9.65%, 8/31/20		3,885	3,982,125
Laureate Education, Inc., 2017 Term Loan B, 4.15%, 4/26/24		765	766,369

			4,748,494
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc., 2017 Term Loan B, 5.17%, 1/31/25		11,925	11,901,627
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 3.50%, 6/30/17		1,443	1,449,017
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, 2.65%, 7/13/20 (b)		1,934	1,904,978
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 4.65%, 2/03/24		1,369	1,366,153
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, 6.00%, 10/07/23		400	405,252
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC, 2015 Term Loan, 3.79%, 6/08/20		2,008	1,984,624
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,859	3,842,003
Ortho-Clinical Diagnostics, Inc., Term Loan B, 5.26%, 6/30/21		239	240,127

			6,066,754
Health Care Providers & Services — 0.3%
Air Medical Group Holdings, Inc., Term Loan B, 3.25%, 4/28/22		1,641	1,618,214
Iasis Healthcare LLC, Term Loan B3, 3.80%, 2/16/21		446	449,903
Team Health Holdings, Inc., 1st Lien Term Loan, 8.49%, 2/06/24		1,569	1,559,680
Vizient, Inc., 2017 Term Loan B, 2.65%, 2/13/23		668	676,099

			4,303,896

20	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)	Par (000)		Value
Hotels, Restaurants & Leisure — 1.5%
Amaya Holdings BV, 2nd Lien Term Loan, 4.29%, 8/01/22	USD	248	$248,143
Bronco Midstream Funding LLC, Term Loan B, 4.49%, 8/15/20		5,041	5,091,845
Caesars Entertainment Operating Co., Term Loan B7, 3.65%, 3/01/22		3,447	4,281,850
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.75%, 10/11/20		13,184	13,253,296

			22,875,134
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, 6.67%, 11/30/23		2,577	2,599,800
Sequa Corp.:
1st Lien Term Loan, 4.40%, 11/26/21		1,169	1,175,581
2nd Lien Term Loan, 4.25%, 4/13/22 (b)		385	392,700

			4,168,081
Insurance — 0.2%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.29%, 8/12/22		713	713,557
AssuredPartners, Inc., 2017 Term Loan, 4.15%, 10/21/22		1,217	1,217,172
USI, Inc., 2017 Term Loan B, 4.90%, 5/16/24		592	590,964

			2,521,693
IT Services — 0.1%
NeuStar, Inc., Term Loan B2, 3.25%, 2/28/24		838	845,923
Life Sciences Tools & Services — 0.1%
Patheon Holdings I BV, 2017 Term Loan, 3.89%, 4/20/24		1,468	1,473,697
Machinery — 0.3%
Silver II US Holdings LLC, Term Loan, 5.54%, 12/13/19		4,811	4,787,761
Media — 1.0%
CSC Holdings LLC, 2017 1st Lien Term Loan, 6.67%, 7/15/25		386	385,415
iHeartCommunications, Inc., Term Loan D, 3.75%, 1/30/19		6,888	5,659,983
Intelsat Jackson Holdings SA, Term Loan B2, 4.29%, 6/30/19		8,606	8,493,854
Ziggo Secured Finance Partnership, Term Loan E, 3.75%, 4/15/25		1,507	1,506,367

			16,045,619

Floating Rate Loan Interests (d)	Par (000)		Value
Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 2020 Term Loan, 3.25%, 10/25/20	USD	1,430	$1,110,259
Oil, Gas & Consumable Fuels — 1.6%
California Resources Corp.:
Second Out Term Loan, 5.00%, 12/31/21		2,924	3,233,252
Term Loan A, 4.93%, 10/01/19		3,394	3,278,143
Chesapeake Energy Corp., Term Loan, 7.79%, 8/23/21		13,950	15,031,473
CITGO Holding, Inc., 2015 Term Loan B, 6.50%, 5/12/18		2,496	2,525,539
EagleClaw Midstream Services LLC, Bridge Term Loan, 3.79%, 7/12/24 (b)		2,923	—

			24,068,407
Pharmaceuticals — 0.2%
Jaguar Holding Co. II, 2015 Term Loan B, 3.79%, 8/18/22		3,543	3,546,640
Professional Services — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 3.40%, 7/23/21		1,657	1,638,555
Information Resources, Inc., 1st Lien Term Loan, 3.49%, 1/18/24		508	512,602

			2,151,157
Software — 1.5%
BMC Software Finance, Inc., 2017 Term Loan, 8.15%, 9/13/22		3,735	3,751,697
CCC Information Services, Inc.:
2017 1st Lien Term Loan, 4.91%, 4/27/24		768	765,648
2017 2nd Lien Term Loan, 4.90%, 4/27/25		212	216,571
Infor US, Inc., Term Loan B6, 3.25%, 2/01/22		1,970	1,965,471
Kronos, Inc., 2nd Lien Term Loan, 4.15%, 11/01/24		3,635	3,775,337
MA FinanceCo. LLC, Term Loan B3, 5.31%, 4/29/24		122	121,445
Misys Europe SA:
1st Lien Term Loan, 4.40%, 4/27/24		2,272	2,276,362
2nd Lien Term Loan, 4.15%, 4/27/25		496	505,548
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.80%, 4/26/24		1,081	1,076,049
Seattle Spinco, Inc., Term Loan B3, 4.15%, 4/19/24		821	820,145

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (d)	Par (000)		Value
Software (continued)
Veritas US, Inc., Term Loan B1, 2.65%, 1/27/23	USD	7,612	$7,616,620

			22,890,893
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, 4.42%, 8/12/22		5,308	5,347,925
Wireless Telecommunication Services — 1.6%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 4.15%, 12/07/20		38,295	25,593,539
Total Floating Rate Loan Interests - 11.6%			179,950,650

Investment Companies	Shares
Capital Markets — 0.8%
iShares iBoxx USD High Yield Corporate Bond ETF (l)		150,667	13,356,629
Energy Equipment & Services — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF		25,675	836,235
Total Investment Companies - 0.9%			14,192,864

Non-Agency Mortgage-Backed Securities — 0.1%	Par (000)
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (d)(e)	USD	1,925	1,907,286

Other Interests — 0.0%	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow (b)		1,250	12

Preferred Securities

Capital Trusts	Par (000)
Banks — 1.6%
Allied Irish Banks PLC, 7.38% (d)(k)		410	496,802
Banco Bilbao Vizcaya Argentaria SA (d)(k):
5.88%		400	444,285
7.00%		400	456,624
8.88%		200	253,034

Capital Trusts	Par (000)		Value
Banks (continued)
Banco Popular Espanol SA, 8.25% (d)(k)	USD	800	$502,362
Banco Santander SA, 6.25% (d)(k)		500	562,377
BNP Paribas SA, 7.20%		100	113,625
CIT Group, Inc., 5.80% (d)(k)		3,292	3,353,725
Citigroup, Inc. (d)(k):
Series A, 5.95%		1,405	1,474,337
Series M, 5.95%		1,452	1,530,045
Series O, 5.88%		2,405	2,507,212
Series Q, 5.95%		1,165	1,228,347
Series R, 6.13%		615	658,819
Cooperatieve Rabobank UA (d)(k):
5.50%		200	238,195
6.63%		200	250,819
Danske Bank A/S, 5.75% (d)(k)		200	237,925
DNB Bank ASA, 6.50% (d)(k)		200	215,668
Erste Group Bank AG, 6.50% (d)(k)		400	483,265
Intesa Sanpaolo SpA (d)(k):
7.00%		375	438,106
7.70% (e)		200	202,500
National Westminster Bank PLC, Series C, 1.47% (d)(k)		200	164,563
RZB Finance Jersey IV Ltd., 1.62% (d)(k)		300	319,117
Santander UK Group Holdings PLC, 6.75% (d)(k)		275	372,600
Swedbank Hypotek AB, 6.00% (d)(k)		200	210,000
U.S. Bancorp, Series J, 5.30% (d)(k)		3,084	3,232,340
Wells Fargo & Co. (d)(k):
Series S, 5.90%		3,460	3,671,925
Series U, 5.88%		1,375	1,509,062

			25,127,679
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (d)(k)		5,218	5,387,585
Morgan Stanley (d)(k):
Series H, 5.45%		3,309	3,395,861
Series J, 5.55%		440	460,350
UBS Group AG (d)(k):
5.75%		800	996,618
7.00%		425	474,406

			10,714,820
Chemicals — 0.1%
Lanxess AG, 4.50% (d)		225	273,970
Solvay Finance SA, 5.12% (d)(k)		730	908,246

			1,182,216
Diversified Financial Services — 2.0%
Banco Santander SA, 6.75% (d)(k)		300	353,434

22	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Capital Trusts	Par (000)		Value
Diversified Financial Services (continued)
Bank of America Corp. (d)(k):
Series AA, 6.10%	USD	3,011	$3,233,061
Series V, 5.13%		2,205	2,232,563
Series X, 6.25%		2,874	3,086,676
Series Z, 6.50%		1,816	2,008,950
Barclays PLC, 7.25% (d)(k)		680	936,215
Credit Agricole SA, 6.50% (d)(k)		400	488,695
HBOS Capital Funding LP, 6.85% (k)		400	408,219
HSBC Holdings PLC, 6.00% (d)(k)		1,819	1,856,517
JPMorgan Chase & Co. (d)(k):
6.75%		5,324	6,030,021
Series Q, 5.15%		850	864,110
Series U, 6.13%		4,228	4,555,670
Series V, 5.00%		3,075	3,128,812
Royal Bank of Scotland Group PLC, 8.63% (d)(k)		982	1,075,290
Societe Generale SA, 8.88% (d)(k)		200	274,429
UniCredit SpA (d)(k):
6.75%		200	224,156
9.25%		425	539,489

			31,296,307
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV (d):
6.13% (k)		566	677,080
6.88%, 3/14/73		230	329,100
Orange SA (d)(k):
4.00%		600	725,148
5.75%		100	141,768
Telefonica Europe BV (d)(k):
3.75%		200	231,859
4.20%		1,500	1,780,177
6.50%		600	720,988
6.75%		200	283,480
7.63%		300	401,090

			5,290,690
Electric Utilities — 0.1%
Enel SpA (d):
6.50%, 1/10/74		489	593,922
7.75%, 9/10/75		105	153,220
Origin Energy Finance Ltd., 4.00% (d)(k)		410	471,288

			1,218,430
Insurance — 0.0%
Ethias SA, 5.00% (d)(k)		200	233,656
Groupama SA, 6.38% (d)(k)		200	248,957

			482,613

Capital Trusts	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%
Gas Natural Fenosa Finance BV, 3.38% (d)(k)	USD	1,000	$1,120,541
Repsol International Finance BV (d):
3.88% (k)		300	349,710
4.50%, 3/25/75		489	562,870
TOTAL SA, 3.88% (d)(k)		425	513,946

			2,547,067
Total Capital Trusts - 5.0%			77,859,822

Preferred Stocks	Shares
Auto Components — 0.1%
UCI International, Inc. (b)		164,729	1,805,430
Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85% (d)(k)		171,786	4,579,815
Diversified Financial Services — 0.0%
Concrete Investments II (b)		4,997	127,704
Hotels, Restaurants & Leisure — 1.1%
Amaya, Inc. (b)(n)		17,786	17,270,531
Transportation Infrastructure — 0.0%
Turbo Cayman Ltd.		1	—
Wireless Telecommunication Services — 0.1%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $629,122) (o)		633,461	594,820
Total Preferred Stocks - 1.6%			24,378,300

Trust Preferred — 0.4%	Par (000)
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (d)		USD 256,246	6,519,969
Total Preferred Securities - 7.0%			108,758,091

Warrants	Shares
Metals & Mining — 0.0%
Peninsula Energy Ltd. :
(1 Share for 1 Warrant, Expires 12/31/17, Strike Price AUD 0.08)		288,820	2
(1 Share for 1 Warrant, Expires 12/31/18, Strike Price AUD 0.05 )		515,378	19,148

			19,150

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Warrants	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (b)	6,494	$2,662
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc. Class B (Issued/exercisable 4/26/17, 1 Share for 1 Warrant, Expires 4/26/27, Strike Price $0.01) (b)	10,633	68,264
Total Warrants - 0.0%		90,076
Total Long-Term Investments (Cost — $2,138,131,976) — 138.0%		2,135,234,734

Value
Options Purchased (Cost — $447,534) — 0.0%	$25,353
Total Investments (Cost — $2,138,579,510*) — 138.0%	2,135,260,087
Liabilities in Excess of Other Assets — (38.0)%	(588,279,214)

Net Assets Applicable to Common Shares — 100.0%	$1,546,980,873

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,141,816,162

Gross unrealized appreciation	$81,623,487
Gross unrealized depreciation	(88,179,562)

Net unrealized depreciation	$(6,556,075)

24	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of the security is held by a wholly-owned subsidiary.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Convertible security.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	$7,319	$5	—
iShares iBoxx USD High Yield Corporate Bond ETF	152,000	465,809	(467,142)	150,667	$13,356,629	172,128	31,448	$(88,207)
Total					$13,356,629	$179,447	$31,453	$(88,207)

[1]	Includes net capital gain distributions.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Zero-coupon bond.

(o)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $594,820 and an original cost of $629,122, which was 0.01% of its net assets.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
LOC	Letter of Credit
PIK	Payment-In-Kind
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(95)	10-Year U.S. Treasury Note	September 2017	$11,998,203	$(28,455)
(9)	Euro BOBL	June 2017	$1,336,460	4,743
(15)	Euro Bund Future	June 2017	$2,735,131	7,851
(61)	Russell 2000 Mini Index	June 2017	$4,175,755	(6,506)
(93)	S&P 500 E-Mini Index	June 2017	$11,211,615	(169,983)
(4)	UK Long Gilt Bond	September 2017	$659,378	(828)
Total				$(193,178)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	391,000	USD	286,258	Barclays Bank PLC	6/06/17	3,209
EUR	1,500,000	USD	1,667,208	Barclays Bank PLC	6/06/17	18,125
EUR	200,000	USD	218,847	Goldman Sachs International	6/06/17	5,864
EUR	1,400,000	USD	1,524,491	Goldman Sachs International	6/06/17	48,486
USD	1,198,571	AUD	1,605,000	JPMorgan Chase Bank N.A.	6/06/17	6,067
USD	141,654	EUR	126,000	Barclays Bank PLC	6/06/17	86
USD	429,667	GBP	332,000	Barclays Bank PLC	6/06/17	1,858
USD	125,482	GBP	97,000	Goldman Sachs International	6/06/17	489
USD	613,937	GBP	476,000	Goldman Sachs International	6/06/17	572
USD	13,715,723	GBP	10,590,000	JPMorgan Chase Bank N.A.	6/06/17	69,640
USD	165,592	GBP	128,000	Northern Trust Co.	6/06/17	654
USD	1,196,009	AUD	1,605,000	JPMorgan Chase Bank N.A.	7/06/17	4,057
USD	17,277,434	CAD	23,241,000	Royal Bank of Scotland PLC	7/06/17	62,082

						$221,189

GBP	210,000	USD	271,913	Commonwealth Bank of Australia	6/06/17	(1,310)
GBP	135,000	USD	175,537	Goldman Sachs International	6/06/17	(1,579)
USD	15,313,357	CAD	20,928,000	Goldman Sachs International	6/06/17	(180,175)
USD	1,076,343	CAD	1,475,000	JPMorgan Chase Bank N.A.	6/06/17	(15,637)
USD	286,623	CAD	391,000	Morgan Stanley & Co. International PLC	6/06/17	(2,845)
USD	932,652	CAD	1,270,000	Northern Trust Corp.	6/06/17	(7,562)
USD	1,331,124	EUR	1,225,000	Barclays Bank PLC	6/06/17	(45,231)
USD	3,398,971	EUR	3,109,000	Barclays Bank PLC	6/06/17	(94,162)
USD	6,708	EUR	6,000	Citibank N.A.	6/06/17	(33)
USD	218,659	EUR	200,000	Citibank N.A.	6/06/17	(6,052)
USD	88,134,755	EUR	80,658,000	Deutsche Bank AG	6/06/17	(2,488,950)
USD	241,827	EUR	221,000	Goldman Sachs International	6/06/17	(6,479)
USD	1,330,379	EUR	1,223,000	Goldman Sachs International	6/06/17	(43,728)
USD	100,492	EUR	92,000	Northern Trust Corp.	6/06/17	(2,875)
USD	93,750,582	EUR	83,322,000	Deutsche Bank AG	7/06/17	(20,259)
USD	14,506,666	GBP	11,278,000	Deutsche Bank AG	7/06/17	(40,336)

						$(2,957,213)

Net Unrealized Depreciation						$(2,736,024)

26	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price/ Range		Contracts	Value
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	6/16/17	USD	2,350.00	USD	2,150.00	2,425	$15,960
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	6/16/17	USD	2,310.00	USD	2,110.00	2,425	9,308
Total										$25,268

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.75%	Pay	3-Month LIBOR	6/26/17	USD	25,310	$85

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	39	—

Centrally Cleared Credit Default Swaps—Buy Protection

Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	EUR	880	$(26,629)

Centrally Cleared Credit Default Swaps—Sell Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	425	$4,972
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	6/20/22	B+	USD	65,362	429,890
Total						$434,862

OTC Credit Default Swaps—Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	B+	USD	8,180	$329,607	—	$329,607

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps—Sell Protection (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+	EUR	170	27,431	$9,315	18,116
Avis Budget Car Rental LLC/Avis Budget Finance Inc.	5.00%	Barclays Bank PLC	6/20/22	BB-	USD	20	(205)	446	(651)
GFKL Financial Services AG	5.00%	Credit Suisse International	6/20/22	B-	EUR	69	(4,178)	(4,431)	253
Hertz Corp.	5.00%	Barclays Bank PLC	6/20/22	B-	USD	750	(140,645)	(76,526)	(64,119)
Hertz Corp.	5.00%	Goldman Sachs International	6/20/22	B-	USD	903	(49,433)	(59,025)	9,592
International Game Technology	5.00%	Credit Suisse International	6/20/22	BB+	EUR	110	13,916	11,449	2,467
International Game Technology	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	180	23,056	19,419	3,637
Total							$199,549	$(99,353)	$298,902

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

28	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate[1]	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
iShares iBoxx USD High Yield Corporate Bond ETF	3-Month LIBOR minus 1.25%	Goldman Sachs International	N/A	6/16/17	USD	155	$46,108	—	$46,108
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	3,700	60,838	$(2,960)	63,798
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	1,800	123,452	—	123,452
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Citibank N.A.	N/A	6/20/17	USD	2,000	122,079	—	122,079
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	8,000	281,545	—	281,545
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	5,800	158,666	—	158,666
iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR minus 1.50%	Morgan Stanley & Co. International PLC	N/A	6/22/17	USD	36	10,693	—	10,693
iBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	9/20/17	USD	2,700	70,073	—	70,073
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Citibank N.A.	N/A	9/20/17	USD	3,800	32,846	(6,322)	39,168
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Citibank N.A.	N/A	12/20/17	USD	5,000	142,387	—	142,387
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	12/29/17	USD	9	—	—	—
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate plus 0.25%	Morgan Stanley & Co. International PLC	N/A	12/29/17	USD	1	—	—	—
Total							$1,048,687	$(9,282)	$1,057,969

[1]	The Fund pays the the floating rate and recieves the total return of the reference entity.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$54,960,197	$7,023,540	$61,983,737
Common Stocks	$9,578,816	6,009,248	3,887,102	19,475,166
Corporate Bonds	236,147	1,743,878,805	4,761,900	1,748,876,852
Floating Rate Loan Interests	—	175,256,687	4,693,963	179,950,650
Investment Companies	14,192,864	—	—	14,192,864
Non-Agency Mortgage-Backed Securities	—	1,907,286	—	1,907,286
Other Interests	—	—	12	12
Preferred Securities	11,099,784	77,859,822	19,203,665	108,163,271
Warrants	19,148	2	70,926	90,076
Options Purchased
Equity contracts	—	25,268	—	25,268
Interest rate contracts	—	85	—	85

Subtotal	$35,126,759	$2,059,897,400	$39,641,108	$2,134,665,267

Investments Valued at NAV[1]				594,820

Total				$2,135,260,087

30	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$798,534	—	$798,534
Foreign currency exchange contracts	—	221,189	—	221,189
Interest rate contracts	$12,594	1,057,969	—	1,070,563
Liabilities:
Credit contracts	—	(91,399)	—	(91,399)
Equity Contracts	(176,489)	—	—	(176,489)
Foreign currency exchange contracts	—	(2,957,213)	—	(2,957,213)
Interest rate contracts	(29,283)	—	—	(29,283)

Total	$(193,178)	$(970,920)	—	$(1,164,098)

[1]	As of May 31, 2017, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
[2]

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carring amount for financial statement purposes. As of period end, bank borrowings payable of $599,000,000 are categorized as Level 2 within the disclosure hierarchy.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017	31

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 Investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2016[1]	$1,725,910	$13,191,932	$5,853,024	$22,184,147	$13	$17,201,711	$13,361	$60,170,098
Transfers into Level 3	—	—	—	468,062	—	—	—	468,062
Transfers out of Level 3[2]	—	(8,991,932)	—	(13,980,453)	—	—	(130)	(22,972,515)
Accrued discounts/premiums	—	(30)	1,725	95,754	—	—	—	97,449
Net realized gain (loss)	(162,612)	25,342	(1,850,080)	131,680	—	(4,488)	—	(1,860,158)
Net change in unrealized appreciation (depreciation)[3,4]	2,348,655	(1,643)	1,848,823	(12,101)	(1)	(2,600,307)	57,695	1,641,121
Purchases	473	5,499,871	—	381,150	—	7,020,001	—	12,901,495
Sales	(25,324)	(2,700,000)	(1,091,592)	(4,574,276)	—	(2,413,252)	—	(10,804,444)

Closing balance, as of May 31, 2017	$3,887,102	$7,023,540	$4,761,900	$4,693,963	$12	$19,203,665	$70,926	$39,641,108

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[4]	$2,173,367	$23,699	—	$(5,275)	—	$(2,600,307)	$(57,695)	$(350,821)

[1]

The opening balance of preferred securities has been restated to exclude certain investments in the amount of $523,176 that were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]

As of August 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

32	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 24, 2017